Personnel expenses - Employee turnover (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expense
Number of employees who left employment	16	30	32
Number of women employees who left employment	8	16	12
Number of men employees who left employment	8	14	20
Number of employees who left employment under the age of 30 years	0	2	3
Number of employees who left employment between 30 and 50 years	12	22	20
Number of employees who left employment over 50 years	4	6	9